UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust
(Exact name of Registrant as specified in charter)

   380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

  Joseph P. DiMaggio
  380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:
(212) 697-6666

Date of fiscal year end:   3/31/13

Date of reporting period:   3/31/13

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS

Annual Report
March 31, 2013

HAWAIIAN TAX-FREE TRUST
A tax-free income investment

Serving Hawaii Investors For Over 25 Years Hawaiian Tax-Free Trust “Sticking To Basics”

May, 2013

Dear Fellow Shareholder:

     Credit crunch – financial crisis – fiscal cliff – these are just some of the terms that have been in the media over the past year. It’s enough to make your head spin and your stomach turn.

     While we certainly take note of the opinions in the press, Management of your Trust doesn’t unduly stress over them. Why? Because we stick to basics – emphasis on high quality securities, intermediate maturity and geographic diversification among projects and communities throughout the islands. Add to this, local orientation, detailed research and top quality service providers, and we believe we have a formula that has served you, and our other shareholders, well over the years in your search for preservation of capital and tax-free income. And, we believe it will continue to serve you well in whatever economic environment prevails during 2013.

     Investment Quality. No matter what the quality rating for a particular security may be, it will still be subject to market fluctuations – even in the calmest of markets. However, in general, the higher the quality rating of a municipal security, the greater and more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. Exaggerated price changes that may occur in emotionally charged securities markets normally do not represent the ability of a municipal issuer to pay interest and principal in a timely manner on any particular security. It is the cash flow and solidness of the municipal issuer that count - and this is reflected in the quality level of the credit rating.

     Thus, in accordance with your Trust’s prospectus, Hawaiian Tax-Free Trust may only purchase investment grade securities – those rated within the top four credit ratings by a nationally-recognized statistical rating organization - or, if unrated, determined by your investment team to be of comparable quality. We have specifically designed your Trust this way since we believe there is no substitute for quality.

     Intermediate Maturity. Through utilizing a blend of maturities – both shorter-term and longer-term – Hawaiian Tax-Free Trust attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this approach takes the best that each investment has to offer – gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

     Diversification of the Portfolio. To the maximum extent possible, Hawaiian Tax-Free Trust strives to invest in as many projects, and types of projects, as possible throughout the state. This is done not only to limit exposure in any particular situation, but also to enhance the quality of life throughout Hawaii by financing worthy municipal projects.

NOT A PART OF THE ANNUAL REPORT

     Local Orientation. To strengthen the fingers that Hawaiian Tax-Free Trust keeps on the pulse of the communities it serves, we have intentionally structured your Trust’s Management to include several residents of Hawaii. With this structure, we believe your Trust is more sensitive to the subtle nuances within Hawaii.

     Detailed Research. The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate potential risks associated with an individual bond and the adequacy of the compensation provided for that risk. Simply put, we seek to evaluate whether, as a bond investor, your Trust is adequately compensated for the risk associated with lending to a particular issuer.

     Top Quality Service Providers. We seek to ensure that highly qualified and knowledgeable organizations look after your investment on a day-to-day basis. The Administrator, Adviser, shareholder servicing and transfer agent, custodian, fund accounting agent, security pricing services, distributor, legal counsel, and auditors were all very carefully chosen and, in our opinion, possess a high level of integrity and expertise.

     So, when it appears that the world just might be coming apart at the seams, rest assured that Management of your Trust intends to continue to stick to some tried and true basics.

Sincerely,

Diana P. Herrmann, Vice Chair and President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE ANNUAL REPORT

Serving Hawaii Investors for Over 25 Years Hawaiian Tax-Free Trust ANNUAL REPORT Management Discussion

U.S. Economy

     2012 began with expectations that the U.S. economy might finally be reaching escape velocity on the basis of rising consumer confidence, continued corporate profit growth and extraordinary accommodative monetary policy. However, a number of headwinds, such as the deepening euro zone debt crisis, a slowdown in China, the threat of military conflict in the Middle East over Iran’s nuclear ambitions, Hurricane Sandy, and reduced U.S. corporate spending, driven by heightened policy uncertainties, held back the expected pace of growth. It should be noted that the results of the 2012 elections left in place a government deeply divided over fiscal policy and thus uncertainties will likely continue to be an on-going concern.

     Based on the consensus forecasts at the start of 2012, the U.S. economy was expected to grow between 2 and 2.5%. Instead, the Gross Domestic Product (“GDP”) in the first half of the year fell in the lower range of expectations, rising only 1.7%. In the 3rd Quarter, the economy unexpectedly rebounded with a 3.1% growth that was driven by temporary factors such as inventory accumulation and federal defense spending. Economic growth in the fourth quarter slowed considerably to 0.4%, putting the annual rate at 1.7%. Despite the lower than expected growth rate, the unemployment rate improved to 7.8% at year end, down from 8.5% at the beginning of 2012. Although employment levels improved, the total job base, as well as jobs added per month, remained well below levels prior to the start of the recession.

     The slow recovery in the labor market also kept consumer price levels subdued. In 2012, headline inflation as reflected in the Consumer Price Index (“CPI”) declined from 3.2% to 2.1%. It was fairly in-line with the U.S. Federal Reserve’s (the “Fed’s”) stated long-run objective.

     Continuing downside risks to the economic outlook swayed the Fed to maintain its accommodative monetary policy. In its December meeting, the Federal Open Market Committee stated that it would maintain its current low interest rate policy until the unemployment rate declines to 6.5%; as long as its forecast for inflation remains below 2.5%. The Fed also expanded its third round of quantitative easing to $85 billion a month, adding $45 billion of Treasury purchases to its previous commitment to buy $40 billion of mortgage backed securities each month.

     Looking ahead into 2013, the pace of economic growth is expected to remain modest as a new round of fiscal belt tightening will likely blunt the positive effects of a maturing cyclical economic expansion. Slow and erratic growth has been the hallmark of this recovery. Businesses have been hesitant to hire and invest because of numerous downside threats, while lingering imbalances in key sectors have limited the recovery breadth. Among the latter, housing is transitioning from its bleak recent performance and consumer finances are somewhat improved alongside a healthy corporate sector. Unemployment is expected to slightly improve, declining gradually to 7.5% and inflation is expected to remain within the 2% range. These factors, along with highly accommodative monetary policy, suggest to us that growth could accelerate over the longer two-year forecast horizon if some key policy uncertainties are safely resolved and business confidence revives.

1 | Hawaiian Tax-Free Trust

MANAGEMENT DISCUSSION (continued)

Hawaii Economy

     The Hawaii economy continued to improve in 2012. After five years of contraction, the construction sector saw impressive gains. Both residential and commercial real estate are seeing increased prices and additional construction. Hawaii Tourism experienced record levels in 2012, setting a new high for both visitor arrivals as well as visitor spending. Hawaii Tourism Authority recently announced even higher estimated levels for 2013. Industry projections for this year are 8.5 million visitors and $15.8 billion in visitor spending, a year-over-year increase of 6.3% and 10.7%, respectively. The state unemployment rate has been regularly running well below the national average, starting 2012 at 6.7% and dropping to 5.1% by December; as of February 2013 it stood at 5.2%. It is important to note that most of the improvements in the employment picture have been in Honolulu County (island of Oahu) while neighbor island recovery has lagged.

     Although many positive factors have contributed to the local economy, challenges remain. For example, we have yet to experience the full effects of sequestration or the sudden passing of Senator Inouye. In addition, State and Local government long term liabilities pose a difficult future. Fortunately, increased awareness and pressure on legislators are creating momentum to make structural changes.

Municipal Market and Fund Performance

     The year-over-year changes in the municipal curve as of March 28, 2013 had the short end of the yield curve falling slightly from an already low yield of 0.36% down to 0.31% while 30-year municipal rates fell from 4.21% to 3.48%. Short rates remained low due to ongoing influence of the near 0% overnight Fed Funds rate and demand for short term bonds. At the longer end, municipal rates declined in alignment with the substantial decrease in long-term U.S. Treasury rates over the course of the year. In this low rate environment, municipalities continue to focus on lowering their interest expense by refunding outstanding bonds and issuing new bonds at lower rates.

     Lingering policy decisions on potential tax increases create some uncertainty on the impact to tax exempt municipal bonds. However, this has helped to make municipal bonds relatively attractive to U.S. Treasury and government agency securities. In the meantime, municipalities continue to take steps to address the tough decisions needed to balance budgets.

     Hawaiian Tax-Free Trust had a total return, without sales charges, of 4.25% for its Class A shares, 3.42% for Class C shares, and 4.45% for Class Y shares for the calendar year ending December 31, 2012. For the fiscal year ending March 31, 2013, the total return, without sales charges, was 3.49% for Class A shares, 2.67% for Class C shares, and 3.69% for Class Y shares. Total return reflects the market fluctuation of the share price as well as reinvested dividends. The Barclays Capital Quality Intermediate Municipal Bond Index had a total return of 3.84% for the calendar year 2012, and 3.85% for the Trust’s fiscal year. The Trust outperformed the index for the calendar year due to its slightly longer duration and low cash position during the municipal bond rally in the 4th quarter. For the fiscal year, the Trust was slightly behind the index due to higher credit quality during the ‘risk on’ period in the 1st quarter of 2013.

2 | Hawaiian Tax-Free Trust

MANAGEMENT DISCUSSION (continued)

Outlook and Strategy

     In managing Hawaiian Tax-Free Trust, we keep in mind the Trust’s goal of achieving a reasonable level of double tax-free income together with relatively low principal fluctuation. Accordingly, we continually seek to manage the Trust conservatively both in terms of credit quality and interest rate risk by investing primarily in highly rated municipal bonds with intermediate maturities.

Performance data represents past performance, but does not guarantee future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the data presented.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

3 | Hawaiian Tax-Free Trust

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class Y shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 2013 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state-specific bond market performance.

	Average Annual Total Return
	for periods ended March 31, 2013
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A since 2/20/85
With Maximum Sales Charge	(0.69)%	3.42%	3.21%	5.82%
Without Sales Charge	3.49	4.26	3.64	5.98

Class C since 4/01/96
With CDSC**	1.65	3.43	2.80	3.60
Without CDSC	2.67	3.43	2.80	3.60

Class Y since 4/01/96
No Sales Charge	3.69	4.47	3.85	4.78

Barclays Capital Index	3.85	5.27	4.46	5.78	* (Class A)
				5.11	(Class C & Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal Alternative Minimum Tax (AMT). Past performance is not predictive of future investment results.

* From commencement of the index on 1/1/87.

** CDSC = 1% contingent deferred sales charge imposed on redemptions made withing the first 12 months after purcchase.

4 | Hawaiian Tax-Free Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Hawaiian Tax-Free Trust:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaiian Tax-Free Trust as of March 31, 2013 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 29, 2013

5 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (55.4%)	(unaudited)	Value

	City and County of Honolulu, Hawaii,
	Prerefunded to 07/01/15@ 100
$7,720,000	5.000%, 07/01/21 NPFG/ FGIC
	Insured	Aa1/NR***	$8,514,465
1,000,000	5.000%, 07/01/22 NPFG/ FGIC
	Insured	Aa1/NR***	1,102,910
	City and County of Honolulu, Hawaii,
	Prerefunded to 07/01/15@ 100
8,270,000	5.000%, 07/01/21 NPFG/ FGIC
	Insured	Aa1/NR***	9,121,066
	City and County of Honolulu, Hawaii,
	Prerefunded to 07/01/15@ 100
8,500,000	5.000%, 07/01/17 NPFG Insured	Aa1/NR***	8,998,015
	City and County of Honolulu, Hawaii,
	Series A
5,000,000	5.000%, 11/01/27	Aa1/NR***	5,997,450
5,000,000	5.000%, 11/01/31	Aa1/NR***	5,877,050
5,000,000	5.000%, 11/01/32	Aa1/NR***	5,854,250
5,000,000	4.000%, 11/01/35	Aa1/NR***	5,314,900
	City and County of Honolulu, Hawaii,
	Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA-	3,399,720
	City and County of Honolulu, Hawaii,
	Series A
3,025,000	5.750%, 04/01/13 FGIC TCRS
	Insured	Aa1/NR	3,025,440
	City and County of Honolulu, Hawaii,
	Refunding & Improvement, Series B,
	ETM
630,000	5.000%, 10/01/13	Aaa/NR	644,906
	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 07/01/15
	@100
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	5,514,550
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR***	5,514,550
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR***	13,234,920

6 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 07/01/15
	@ 100 (continued)
$7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR***	$7,720,370
	City and County of Honolulu, Hawaii,
	Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,349,200
5,000,000	5.000%, 04/01/19	Aa1/NR***	6,060,350
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,708,258
	City and County of Honolulu, Hawaii,
	Series A, Refunding, Prerefunded to
	07/01/14 @100
8,105,000	5.000%, 07/01/27 NPFG Insured	Aa1/NR***	8,579,872
	City and County of Honolulu, Hawaii,
	Series A 1994, ETM, Collateral: U.S.
	Government Securities
775,000	5.750%, 04/01/13 FGIC/ TCRS
	Insured	Aa1/NR	775,112
	City and County of Honolulu, Hawaii,
	Series B
5,000,000	5.000%, 11/01/22	Aa1/NR***	6,266,800
5,000,000	4.000%, 11/20/27	Aa1/NR***	5,487,700
5,000,000	4.500%, 11/01/28	Aa1/NR***	5,700,650
5,000,000	4.500%, 11/01/29	Aa1/NR***	5,673,700
	City and County of Honolulu, Hawaii,
	Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,908,500
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,513,030
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,620,200
	City and County of Honolulu, Hawaii,
	Series C, Prerefunded to 07/01/15
	@100
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR***	7,433,613
	City and County of Honolulu, Hawaii,
	Series D, Prerefunded to 07/01/15
	@100
2,595,000	5.000%, 07/01/22 AGM - CR NPFG
	Insured	Aa1/AA-	2,862,051

7 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	City and County of Honolulu, Hawaii,
	Series D, Prerefunded to 07/01/15
	@100 (continued)
$3,750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR***	$4,135,913
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	6,705,693
	City and County of Honolulu, Hawaii,
	Series D
3,500,000	5.250%, 09/01/26	Aa1/NR***	4,235,070
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,606,844
7,390,000	5.250%, 09/01/28	Aa1/NR***	8,892,387
8,585,000	5.250%, 09/01/30	Aa1/NR***	10,290,153
9,105,000	5.250%, 09/01/31	Aa1/NR***	10,883,115
	City and County of Honolulu, Hawaii,
	Series F
5,000,000	5.000%, 09/01/19	Aa1/NR***	6,113,700
5,000,000	5.000%, 09/01/20	Aa1/NR***	6,055,600
	City and County of Honolulu, Hawaii,
	Series F, Prerefunded to 07/01/15
	@100
1,000,000	5.250%, 07/01/19 NPFG/ FGIC
	Insured	Aa1/NR***	1,108,490
5,335,000	5.250%, 07/01/20 NPFG/ FGIC
	Insured	Aa1/NR***	5,913,794
	City and County of Honolulu, Hawaii,
	Refunding, Series F, Prerefunded to
	07/01/15 @100
1,500,000	5.000%, 07/01/28 NPFG/ FGIC
	Insured	Aa1/NR***	1,654,365
	City and County of Honolulu, Hawaii,
	Board of Water Supply System,
	Refunding Series A
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA	3,264,736
	City and County of Honolulu, Hawaii,
	Water Utility Refunding and
	Improvement, ETM, Collateral: U.S.
	Government Securities
1,050,000	6.000%, 12/01/15 FGIC/ TCRS
	Insured	Aa1/NR	1,204,571
	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,270,457

8 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	County of Hawaii (continued)
$2,245,000	5.500%, 07/15/23	Aa2/AA-	$2,693,124
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,403,383
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,852,982
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,324,442
	County of Hawaii, Prerefunded to
	07/15/14 @100
2,010,000	5.250%, 07/15/21 NPFG Insured	Aa2/AA-	2,137,876
	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-	1,989,999
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,277,741
1,085,000	5.000%, 03/01/30	Aa2/AA-	1,234,752
	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-	620,815
1,000,000	5.000%, 09/01/24	Aa2/AA-	1,229,190
1,000,000	5.000%, 09/01/25	Aa2/AA-	1,217,840
1,575,000	5.000%, 09/01/26	Aa2/AA-	1,900,411
1,000,000	5.000%, 09/01/27	Aa2/AA-	1,196,420
1,000,000	5.000%, 09/01/28	Aa2/AA-	1,188,170
	County of Hawaii, Series A
1,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA-	2,080,084
	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-	2,348,380
	County of Hawaii, Series A,
	Prerefunded to 07/15/13 @100
1,000,000	5.000%, 07/15/16 AGM Insured	Aa2/AA-	1,013,560
2,000,000	5.000%, 07/15/17 AGM Insured	Aa2/AA-	2,027,120
1,000,000	5.000%, 07/15/18 AGM Insured	Aa2/AA-	1,013,560
1,500,000	5.000%, 07/15/19 AGM Insured	Aa2/AA-	1,520,340
	County of Hawaii, Series A
1,000,000	5.600%, 05/01/13 NPFG/ FGIC
	Insured	Aa2/AA-	1,004,218
	County of Kauai, Hawaii, Series A,
	Prerefunded to 08/01/15 @100
1,000,000	5.000%, 08/01/23 NPFG/ FGIC
	Insured	Aa2/AA	1,106,720
1,555,000	5.000%, 08/01/24 NPFG/ FGIC
	Insured	Aa2/AA	1,720,950
1,500,000	5.000%, 08/01/25 NPFG/ FGIC
	Insured	Aa2/AA	1,660,080

9 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	County of Kauai, Hawaii, Series A,
	Prerefunded to 08/01/15 @100
	(continued)
$1,000,000	5.000%, 08/01/28 NPFG/ FGIC
	Insured	Aa2/AA	$1,106,720
1,000,000	5.000%, 08/01/29 NPFG/ FGIC
	Insured	Aa2/AA	1,106,720
	County of Kauai, Hawaii, 2005-Series
	A, Prerefunded to 08/01/15 @ 100
845,000	5.000%, 08/01/16 NPFG/ FGIC
	Insured	Aa2/NR	935,178
1,080,000	5.000%, 08/01/17 NPFG/ FGIC
	Insured	Aa2/NR	1,195,258
1,300,000	5.000%, 08/01/18 NPFG/ FGIC
	Insured	Aa2/NR	1,438,736
890,000	5.000%, 08/01/19 NPFG/ FGIC
	Insured	Aa2/NR	984,981
	County of Kauai, Hawaii, 2005-Series
	A, Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC
	Insured	Aa2/AA	786,557
930,000	5.000%, 08/01/17 NPFG/ FGIC
	Insured	Aa2/AA	1,021,028
760,000	5.000%, 08/01/18 NPFG/ FGIC
	Insured	Aa2/AA	831,980
510,000	5.000%, 08/01/19 NPFG/ FGIC
	Insured	Aa2/AA	558,552
	County of Kauai, Hawaii, Refunding,
	Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,098,660
1,445,000	4.000%, 08/01/22	Aa2/AA	1,645,436
1,240,000	4.000%, 08/01/24	Aa2/AA	1,407,115
1,000,000	3.625%, 08/01/25	Aa2/AA	1,076,280
970,000	3.000%, 08/01/25	Aa2/AA	981,824
600,000	3.000%, 08/01/26	Aa2/AA	601,440
2,280,000	4.500%, 08/01/28	Aa2/AA	2,592,155
345,000	5.000%, 08/01/29	Aa2/AA	405,986
	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+	1,036,780
2,000,000	3.000%, 06/01/28	Aa1/AA+	1,983,080

10 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	County of Maui, Hawaii
$1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+	$1,324,412
	County of Maui, Hawaii, Prerefunded
	to 03/01/15 @ 100
180,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	195,928
515,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR	560,572
	County of Maui, Hawaii, Unrefunded
	Balance
820,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	884,690
590,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR	636,781
	County of Maui, Hawaii, Series A
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+	1,287,838
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+	844,755
	County of Maui, Hawaii, Refunding,
	Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,501,538
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,273,268
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,683,077
	Commonwealth of the Northern
	Mariana Islands, Prerefunded
	to 10/01/13 @100
500,000	6.750%, 10/01/33	B2/AA+	516,025
	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,471,671
	State of Hawaii
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA	5,497,950
	State of Hawaii, Prerefunded to
	05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR**	860,967
	State of Hawaii, Prerefunded 10/01/14
	@100
5,000,000	5.000%, 10/01/22 NPFG Insured	Aa2/AA	5,351,700
	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG/ FGIC
	Insured	Aa2/AA	3,461,370
	State of Hawaii, Series DD
	Prerefunded 5/01/14 @100
5,000,000	5.250%, 05/01/23 NPFG Insured	Aa2/AA	5,269,450
	State of Hawaii, Series DE
	Prerefunded 10/01/14 @100
2,500,000	5.000%, 10/01/24 NPFG Insured	Aa2/AA	2,675,850

11 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	State of Hawaii, Series DE, Prerefunded
	to 10/01/14 @100 (continued)
$750,000	5.000%, 10/01/17 NPFG Insured	Aa2/AA	$802,755
240,000	5.000%, 10/01/21 NPFG Insured	Aa2/NR	256,882
15,760,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA	16,868,558
	State of Hawaii, Series DF
	Prerefunded 07/01/15 @100
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA	3,860,185
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR	3,303,215
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA	7,725,885
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA	1,775,685
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR	3,738,865
10,510,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA	11,591,584
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA	5,421,750
	State of Hawaii, Series DG, Refunding
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA	2,197,300
	State of Hawaii, Series DI,
	Prerefunded to 03/01/16 @ 100
5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA	5,647,850
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA	3,106,317
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA	5,647,850
	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC
	Insured	Aa2/AA	5,749,450
	State of Hawaii, Series DJ,
	Prerefunded to 04/01/17 @ 100
2,535,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA-	2,969,119
	State of Hawaii, Series DJ, Unrefunded
	Balance
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	2,834,479
	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,192,440
	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	12,170,500
	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa2/AA	7,073,886
	State of Hawaii, Series DZ
1,500,000	5.000%, 12/01/19	Aa2/AA	1,846,560
1,485,000	5.000%, 12/01/23	Aa2/AA	1,817,788
7,500,000	5.000%, 12/01/26	Aa2/AA	9,016,500

12 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	State of Hawaii, Series DZ (continued)
$5,000,000	5.000%, 12/01/28	Aa2/AA	$5,920,850
10,575,000	5.000%, 12/01/29	Aa2/AA	12,477,654
8,500,000	5.000%, 12/01/30	Aa2/AA	9,993,365
1,500,000	5.000%, 12/01/31	Aa2/AA	1,755,960
	State of Hawaii, Series EE
1,000,000	5.000%, 11/01/24	Aa2/AA	1,228,960
	Total General Obligation Bonds		501,955,143

	Revenue Bonds (40.7%)
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System
1,070,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA	1,175,909
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA	5,548,700
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Prerefunded to 07/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/NR	2,259,314
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Prerefunded to 07/01/14 @100
2,545,000	4.750%, 07/01/19 NPFG/ FGIC
	Insured	Aa2/AA	2,686,222
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA	4,956,232
4,795,000	4.500%, 07/01/29	Aa2/NR***	5,400,609
4,955,000	4.500%, 07/01/30	Aa2/NR***	5,555,199
5,020,000	5.000%, 07/01/31	Aa2/NR***	5,851,563
3,040,000	5.000%, 07/01/32	Aa2/NR***	3,530,200
5,495,000	5.000%, 07/01/33	Aa2/NR***	6,361,836
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A, Prerefunded
	to 07/01/14 @100
400,000	4.750%, 07/01/20 NPFG/ FGIC
	Insured	Aa2/AA	422,196

13 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	City and County of Honolulu, Hawaii,
	Wastewater System
$405,000	5.000%, 07/01/18 NPFG/ FGIC
	Insured	Aa2/AA	$441,997
220,000	5.000%, 07/01/22 NPFG/ FGIC
	Insured	Aa2/AA	238,863
240,000	5.000%, 07/01/24 NPFG/ FGIC
	Insured	Aa2/AA	259,687
	City and County of Honolulu, Hawaii,
	Wastewater System
5,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/AA-	5,503,600
	City and County of Honolulu, Hawaii,
	Wastewater System
5,360,000	4.500%, 07/01/28	Aa2/NR***	6,018,101
4,480,000	4.500%, 07/01/30	Aa2/NR***	4,988,211
1,000,000	4.000%, 07/01/31	Aa2/NR***	1,062,000
2,000,000	5.250%, 07/01/36	Aa2/NR***	2,329,600
	City and County of Honolulu, Hawaii,
	Wastewater System, Prerefunded
	to 07/01/15 @100
2,965,000	5.000%, 07/01/18 NPFG/ FGIC
	Insured	Aa2/NR	3,270,128
1,605,000	5.000%, 07/01/22 NPFG/ FGIC
	Insured	Aa2/NR	1,770,171
1,760,000	5.000%, 07/01/24 NPFG/ FGIC
	Insured	Aa2/NR	1,941,122
	City and County of Honolulu, Hawaii,
	Wastewater System, First Bond
	Resolution-Senior Series A
1,000,000	5.000%, 07/01/20	Aa2/AA	1,202,580
2,455,000	5.000%, 07/01/21	Aa2/AA	2,923,365
2,800,000	5.000%, 07/01/22	Aa2/AA	3,305,120
3,300,000	5.000%, 07/01/23	Aa2/AA	3,867,765
2,500,000	5.000%, 07/01/24	Aa2/AA	2,917,375
1,000,000	5.000%, 07/01/36 NPFG Insured	Aa2/AA	1,096,070
	City and County of Honolulu, Hawaii,
	Wastewater System, Second Bond
	Resolution Resolution-Junior-Series A
1,155,000	4.000%, 07/01/13	Aa3/AA-	1,165,684
1,000,000	4.000%, 07/01/14	Aa3/AA-	1,046,050
1,080,000	5.000%, 07/01/22	Aa3/AA-	1,267,888

14 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	City and County of Honolulu, Hawaii,
	Wastewater System, Second Bond
	Resolution-Junior-Series A
$7,400,000	4.500%, 07/01/27	Aa3/AA-	$8,255,366
	City and County of Honolulu, Hawaii,
	Wastewater System, Second Bond,
	Junior B-1 Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/AA-	1,504,726
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/AA-	2,170,896
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/AA-	2,278,244
	City and County of Honolulu, Hawaii,
	Wastewater System, Senior First
	Bond Resolution - A
2,000,000	5.000%, 07/01/29	Aa2/NR***	2,359,680
1,000,000	5.000%, 07/01/30	Aa2/NR***	1,174,490
1,000,000	5.000%, 07/01/31	Aa2/NR***	1,170,060
1,500,000	5.000%, 07/01/32	Aa2/NR***	1,748,475
4,000,000	5.000%, 07/01/37	Aa2/NR***	4,578,960
2,500,000	5.000%, 07/01/42	Aa2/NR***	2,831,875
	City and County of Honolulu, Hawaii,
	Wastewater System, Senior First
	Bond Resolution - B
2,000,000	4.000%, 07/01/28	Aa2/NR***	2,165,400
3,000,000	4.000%, 07/01/30	Aa2/NR***	3,217,950
	Hawaii State Department of Budget and
	Finance of the State of Hawaii Special
	Purpose Revenue (Hawaiian Electric
	Company, Inc. and Subsidiaries
	Projects), Series A-AMT
5,700,000	5.650%, 10/01/27 NPFG Insured	Baa2/BBB-	5,757,855
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Company, Inc.),
	Series A
4,965,000	5.500%, 12/01/14 AMBAC Insured	Baa1/BBB-	4,975,923
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Company, Inc. and
	Subsidiaries Projects), Series B-AMT
1,000,000	5.000%, 12/01/22 Syncora Guarantee,
	Inc. Insured	Baa1/BBB-	1,001,490

15 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Company, Inc. and
	Subsidiaries Projects) Refunding
	Series 2005A
$2,000,000	4.800%, 01/01/25 FGIC Insured	Baa1/BBB-	$2,049,660
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	Linked Certificates (Kapiolani Health
	Care)
1,125,000	6.400%, 07/01/13	A3/A-	1,141,009
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	Refunding Queens Health System,
	Series A VRDO*, weekly
17,645,000	0.140%, 07/01/29 Bank of America
	LOC	VMIG2/A-1*	17,645,000
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	Refunding Queens Health System,
	Series B, VRDO* weekly
19,100,000	0.140%, 07/01/29 Bank of America
	LOC	VMIG2/A-1*	19,100,000
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Wilcox Memorial Hospital Projects)
1,145,000	5.350%, 07/01/18	A3/A-	1,147,611
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Senior Living Revenue, Kahala Nui)
1,150,000	5.125%, 11/15/32	NR/NR*****	1,257,192
	Hawaii State Department of Hawaiian
	Home Lands
730,000	4.500%, 04/01/14	A1/NR****	750,805
500,000	5.000%, 04/01/15	A1/NR****	533,750
715,000	5.000%, 04/01/17	A1/NR****	801,336
1,000,000	5.500%, 04/01/20	A1/NR****	1,164,230

16 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Puerto Rico Commonwealth Highway
	& Transportation Authority, Series G,
	Prerefunded to 07/01/13 @100
$840,000	5.250%, 07/01/15 FGIC Insured	Baa3/NR	$850,273
	Puerto Rico Commonwealth Highway
	& Transportation Authority, Series G,
	Unrefunded Portion
160,000	5.250%, 07/01/15 FGIC Insured	Baa3/BBB	161,270
	Puerto Rico Electric Power Authority
	Power Revenue Bonds Series QQ
3,195,000	5.500%, 07/01/16 Syncora Guarantee,
	Inc. Insured	Baa2/BBB+	3,453,380
	Puerto Rico Electric Power Authority
	Power Revenue Series TT
5,000,000	5.000%, 07/01/26	Baa2/BBB+	4,937,700
	Puerto Rico Electric Power Authority
	Power Revenue, Refunding Series UU
1,000,000	4.250%, 07/01/13	Baa2/BBB+	1,007,280
	State of Hawaii Airport System Revenue
	Refunding, AMT
15,000,000	5.000%, 07/01/21	A2/A	17,716,350
5,000,000	5.000%, 07/01/22	A2/A	5,808,600
1,500,000	5.000%, 07/01/23	A2/A	1,730,640
3,000,000	5.000%, 07/01/24	A2/A	3,439,950
	State of Hawaii Airport System Revenue
	Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A	1,405,196
1,000,000	5.250%, 07/01/23	A2/A	1,200,220
1,000,000	5.250%, 07/01/27	A2/A	1,163,870
	State of Hawaii Airport System Revenue,
	Series A
2,000,000	4.000%, 07/01/20	A2/A	2,227,040
3,000,000	5.000%, 07/01/22	A2/A	3,581,730
1,000,000	5.250%, 07/01/28	A2/A	1,158,880
	State of Hawaii Harbor Capital
	Improvement, Series B-AMT
3,000,000	5.500%, 07/01/19 AMBAC Insured	NR/NR**	3,007,260
	State of Hawaii Harbor System,
	Series A
16,500,000	5.750%, 07/01/35	A2/A+	19,223,655
4,000,000	5.625%, 07/01/40	A2/A+	4,580,840

17 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	State of Hawaii Harbor System,
	Series A 2006
$4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA-	$5,178,822
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA-	1,520,427
	State of Hawaii Harbor System,
	Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	A2/AA-	2,169,500
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA-	2,535,621
	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,164,630
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,193,360
6,135,000	5.500%, 07/01/18	Aa2/AA+	7,499,853
5,220,000	6.000%, 01/01/23	Aa2/AA+	6,331,808
	State of Hawaii Highway Revenue,
	Series A
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+	1,089,010
2,000,000	5.000%, 07/01/22 AGM Insured	Aa2/AA+	2,171,480
6,000,000	5.000%, 01/01/28	Aa2/AA+	7,032,540
4,100,000	5.000%, 01/01/29	Aa2/AA+	4,784,741
3,980,000	5.000%, 01/01/30	Aa2/AA+	4,624,641
3,040,000	5.000%, 01/01/32	Aa2/AA+	3,507,005
	State of Hawaii Highway Revenue,
	Series B
2,385,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+	2,615,200
	State of Hawaii Housing Finance and
	Development Corp., Iwilei
	Apartments, Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+	2,023,480
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series A-AMT
1,905,000	5.300%, 07/01/22 FNMA Insured	Aaa/AA+	1,911,610
6,975,000	5.400%, 07/01/29 FNMA Insured	Aaa/AA+	6,999,691
685,000	5.400%, 07/01/30 FNMA Insured	Aaa/AA+	687,425
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series B
4,200,000	5.300%, 07/01/28 FNMA Insured	Aaa/AA+	4,215,666
2,100,000	4.500%, 01/01/26 FNMA/GNMA
	Collateralized	Aaa/AA+	2,289,147

18 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value
	State of Hawaii Housing Finance and
	Development Corp. Multifamily
	Revenue, Kuhio Park Terrace,
	Series B
$2,525,000	1.250%, 10/01/13 FHLMC Insured	NR/AA+	$2,528,030
	University of Hawaii
2,000,000	5.000%, 10/01/23 AGC-ICC NPFG
	Insured	Aa2/AA-	2,263,000
	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/A+	5,633,950
	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+	1,141,020
2,725,000	5.500%, 10/01/22	Aa2/A+	3,317,987
5,225,000	5.250%, 10/01/34	Aa2/A+	6,054,260
	University of Hawaii, Revenue
	Refunding, Series A
760,000	5.000%, 10/01/15	Aa2/A+	842,673
625,000	4.000%, 10/01/16	Aa2/A+	693,556
1,510,000	5.000%, 10/01/17	Aa2/A+	1,774,809
230,000	2.000%, 10/01/18	Aa2/A+	236,905
	University of Hawaii, Revenue
	Refunding, Series A
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/A+	1,104,210
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/A+	5,311,561
	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+	1,050,970
500,000	4.000%, 10/01/15	Aa2/A+	542,025
1,125,000	4.000%, 10/01/16	Aa2/A+	1,248,401
2,175,000	4.000%, 10/01/17	Aa2/A+	2,461,078
1,000,000	4.000%, 10/01/19	Aa2/A+	1,150,140
	University of Hawaii, Series B-2
1,500,000	4.000%, 10/01/14	Aa2/A+	1,576,455
	Total Revenue Bonds		368,276,161

	Total Investments (cost $813,595,934-
	note 4)	96.1%	870,231,304
	Other assets less liabilities	3.9	35,173,615
	NET ASSETS	100.0%	$905,404,919

19 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2013

*	Variable rate demand obligations (“VRDOs”) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

**
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

Fitch Ratings:
*** AA
**** A
***** BBB

Percent of
Portfolio Distribution by Quality Rating (unaudited)	Portfolio †
Aaa or VMIG2 of Moody’s and A-1 of S&P	6.1%
Prerefunded bonds †† / Escrowed to Maturity bonds	24.8
Aa of Moody’s or AA or S&P	56.8
A of Moody’s	9.2
Baa of Moody’s	2.8
Not rated**	0.3
100.0%

†	Calculated using the Moody’s rating unless otherwise noted.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

AGC – Assured Guaranty Insurance	FNMA – Federal National Mortgage Association
AGM – Assured Guaranty Municipal Corp.	GNMA – Government National Mortgage Association
AMBAC – American Municipal Bond Assurance Corporation	ICC – Insured Custody Certificate
AMT – Alternative Minimum Tax	LOC – Letter of Credit
CR – Custodial Receipts	NPFG – National Public Finance Guarantee
ETM – Escrowed to Maturity	NR – Not Rated
FGIC – Financial Guaranty Insurance Co.	TCRS – Transferable Custodial Receipts
FHLMC – Federal Home Loan Mortgage Corporation	VRDO – Variable Rate Demand Obligation

See accompanying notes to financial statements.

20 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2013

ASSETS
Investments at value (cost $813,595,934)	$870,231,304
Cash	25,995,838
Interest receivable	10,215,778
Receivable for Trust shares sold	625,623
Other assets	29,042
Total assets	907,097,585
LIABILITIES
Payable for Trust shares redeemed	783,305
Advisory and Administrative fees payable	344,032
Dividends payable	294,802
Distribution and service fees payable	33,813
Accrued expenses	236,714
Total liabilities	1,692,666
NET ASSETS	$905,404,919
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$771,194
Additional paid-in capital	855,743,364
Net unrealized appreciation on investments (note 4)	56,635,370
Accumulated net realized loss on investments	(7,745,009)
	$905,404,919
CLASS A
Net Assets	$774,279,367
Capital shares outstanding	65,950,686
Net asset value and redemption price per share	$11.74
Maximum offering price per share (100/96 of $11.74)	$12.23
CLASS C
Net Assets	$92,140,923
Capital shares outstanding	7,853,405
Net asset value and offering price per share	$11.73
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$11.73	*
CLASS Y
Net Assets	$38,984,629
Capital shares outstanding	3,315,298
Net asset value, offering and redemption price per share	$11.76

See accompanying notes to financial statements.

21 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2013

Investment Income:
Interest income		$30,089,990
Expenses:

Investment Adviser fees (note 3)	$1,579,745
Distribution and service fees (note 3)	2,425,309
Administrator fees (note 3)	2,172,193
Transfer and shareholder servicing agent fees	457,393
Trustees’ fees and expenses (note 8)	343,712
Legal fees (note 3)	287,390
Shareholders’ reports and proxy statements	121,434
Custodian fees (note 6)	53,777
Registration fees and dues	47,427
Fund accounting fees	38,991
Insurance	38,489
Auditing and tax fees	30,199
Chief compliance officer services (note 3)	5,526
Miscellaneous	75,778
Total expenses	7,677,363

Expenses paid indirectly (note 6)	(11,254)
Net expenses		7,666,109
Net investment income		22,423,881

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	336,178
Change in unrealized appreciation on
investments	7,034,848

Net realized and unrealized gain
on investments		7,371,026
Net change in net assets resulting from
operations		$29,794,907

See accompanying notes to financial statements.

22 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
OPERATIONS:
Net investment income	$22,423,881	$24,187,968
Net realized gain (loss) from securities
transactions	336,178	(50,508)
Change in unrealized appreciation on
investments	7,034,848	33,996,255
Net change in net assets resulting from
operations	29,794,907	58,133,715

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(19,896,843)	(21,740,464)

Class C Shares:
Net investment income	(1,573,305)	(1,530,756)

Class Y Shares:
Net investment income	(953,733)	(916,748)
Change in net assets from distributions	(22,423,881)	(24,187,968)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	112,355,225	90,349,623
Reinvested dividends and distributions	13,983,469	13,903,128
Cost of shares redeemed	(88,359,438)	(80,159,760)
Change in net assets from capital share
transactions	37,979,256	24,092,991

Change in net assets	45,350,282	58,038,738

NET ASSETS:
Beginning of period	860,054,637	802,015,899

End of period	$905,404,919	$860,054,637

See accompanying notes to financial statements.

23 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2013

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On July 21, 1998, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

24 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of March 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs – Municipal Bonds*	870,231,304
Level 3 – Significant Unobservable Inputs	–
Total	$870,231,304

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

25 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

Management has reviewed the tax positions for each of the open tax years (2010-2012) or expected to be taken in the Trust’s 2013 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2013.

i)
Accounting pronouncement: In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management expects ASU 2013-01 to have no impact on the financial statement disclosures.

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (“the Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments and provides various services to the Trust. Aquila Investment Management LLC (the “Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. The Administrator provides all administrative services to the Trust, other those relating to the management of the Trust’s investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor.

26 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

     Prior to October 27, 2012, the Adviser received a fee which was payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the Trust’s net assets and the Administrator received a fee which was payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the Trust’s net assets. Prior to October 27, 2012, the Adviser and the Administrator each agreed that their fees would be reduced, but not below zero, by an amount equal to its pro-rata portion (based on aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, exceeded the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust’s total annual investment income. No such reduction in fees was required during the one year period ended March 31, 2013.

     On October 27, 2012, the Trust held a Special Meeting of Shareholders at which time shareholders approved an Amended and Restated Investment Advisory Agreement. Under the new agreement,

•
the fee payable by the Trust to the Adviser was increased (effective November 1, 2012) to 0.23% of the Trust’s net asset value on assets up to and including $875 million; 0.17% of the Trust’s net asset value on assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net asset value on assets over $1.5 billion;

•	the above mentioned fee reduction provision was removed; and

•	the Adviser no longer has the responsibility to pay for the Trust’s fund accounting expenses.

     Under an Amended and Restated Administration Agreement, the Administrator’s fee was reduced to the annual rate of 0.22% of the Trust’s net asset value (also effective November 1, 2012).

     Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the year ended March 31, 2013, service fees on Class A Shares amounted to $1,540,639 of which the Distributor retained $63,644.

27 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2013, amounted to $663,502. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2013, amounted to $221,168. The total of these payments made with respect to Class C Shares amounted to $884,670 of which the Distributor retained $175,429.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such intermediaries. For the year ended March 31, 2013, total commissions on sales of Class A Shares amounted to $1,728,630, of which the Distributor received $161,197.

4. Purchases and Sales of Securities

     During the year ended March 31, 2013, purchases of securities and proceeds from the sales of securities aggregated $109,380,446 and $71,103,006, respectively.

     At March 31, 2013, the aggregate tax cost for all securities was $813,595,934. At March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $57,964,153 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,328,783 for a net unrealized appreciation of $56,635,370.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

28 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Capital Share Transactions

     Transactions in Capital Shares of the Trust were as follows:

	Year Ended		Year Ended
	March 31, 2013		March 31, 2012
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	6,112,168	$72,132,528	5,423,031	$62,347,841
Reinvested distributions	1,075,923	12,704,973	1,119,444	12,867,112
Cost of shares redeemed	(5,754,897)	(67,978,038)	(5,465,549)	(62,839,258)
Net change	1,433,194	16,859,463	(1,076,926)	12,375,695
Class C Shares:
Proceeds from shares sold	2,341,947	27,612,368	1,775,231	20,457,564
Reinvested distributions	84,846	1,001,544	71,994	826,961
Cost of shares redeemed	(1,371,718)	(16,181,022)	(876,100)	(10,069,099)
Net change	1,055,075	12,432,890	971,125	(11,215,426)
Class Y Shares:
Proceeds from shares sold	1,065,427	12,610,329	654,079	7,544,218
Reinvested distributions	23,397	276,952	18,147	209,055
Cost of shares redeemed	(355,169)	(4,200,378)	(631,540)	(7,251,403)
Net change	733,655	8,686,903	40,686	501,870
Total transactions in Trust
shares	3,221,924	$37,979,256	2,088,737	$24,092,991

8. Trustees’ Fees and Expenses

     At March 31, 2013 there were 7 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended March 31, 2013 was $275,486. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the year ended March 31, 2013, such meeting-related expenses amounted to $68,226.

29 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2013 the Trust had a capital loss carryover of $7,739,358, of which $1,982,286 expires in 2015, $1,251,412 expires in 2016, $1,198,556 expires in 2017, $3,244,561 expires in 2018, and $62,543 expires in 2019. At March 31, 2013, there was a post October capital loss deferral of $5,651. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

     The tax character of distributions:

	Year Ended March 31,
	2013	2012
Net tax-exempt income	$22,348,433	$24,124,030
Ordinary income	75,448	63,938
Long-term capital gain	–	–
	$22,423,881	$24,187,968

30 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2013

     As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$56,635,370
Undistributed tax-exempt income	294,802
Other accumulated losses	(7,739,358)
Other temporary differences	(300,453)
$48,890,361

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     Beginning in December 2007, the three major rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

31 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.64	$11.17	$11.34	$11.21	$11.15
Income (loss) from investment operations:
Net investment income(1)	0.30	0.34	0.36	0.36	0.42
Net gain (loss) on securities (both
realized and unrealized)	0.10	0.47	(0.17)	0.13	0.06
Total from investment operations	0.40	0.81	0.19	0.49	0.48
Less distributions (note 10):
Dividends from net investment income	(0.30)	(0.34)	(0.36)	(0.36)	(0.42)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.30)	(0.34)	(0.36)	(0.36)	(0.42)
Net asset value, end of period	$11.74	$11.64	$11.17	$11.34	$11.21
Total return (not reflecting sales charge)	3.49%	7.34%	1.69%	4.44%	4.43%
Ratios/supplemental data
Net assets, end of period (in millions)	$774	$751	$709	$705	$656
Ratio of expenses to average net assets	0.79%	0.74%	0.74%	0.74%	0.75%
Ratio of net investment income to average
net assets	2.58%	2.97%	3.19%	3.19%	3.80%
Portfolio turnover rate	9%	20%	7%	13%	10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were

Ratio of expenses to average net assets	0.79%	0.74%	0.74%	0.74%	0.74%

(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

32 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.63	$11.16	$11.34	$11.20	$11.14
Income (loss) from investment operations:
Net investment income(1)	0.21	0.25	0.27	0.27	0.33
Net gain (loss) on securities (both
realized and unrealized)	0.10	0.47	(0.18)	0.14	0.06
Total from investment operations	0.31	0.72	0.09	0.41	0.39
Less distributions (note 10):
Dividends from net investment income	(0.21)	(0.25)	(0.27)	(0.27)	(0.33)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.21)	(0.25)	(0.27)	(0.27)	(0.33)
Net asset value, end of period	$11.73	$11.63	$11.16	$11.34	$11.20
Total return (not reflecting CDSC)	2.67%	6.49%	0.79%	3.70%	3.60%
Ratios/supplemental data
Net assets, end of period (in millions)	$92	$79	$65	$52	$34
Ratio of expenses to average net assets	1.59%	1.54%	1.54%	1.54%	1.55%
Ratio of net investment income to average
net assets	1.77%	2.15%	2.38%	2.37%	2.99%
Portfolio turnover rate	9%	20%	7%	13%	10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were

Ratio of expenses to average net assets	1.58%	1.54%	1.54%	1.54%	1.54%

(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

33 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.66	$11.19	$11.36	$11.23	$11.17
Income (loss) from investment operations:
Net investment income(1)	0.33	0.36	0.38	0.39	0.44
Net gain (loss) on securities (both
realized and unrealized)	0.10	0.47	(0.16)	0.13	0.06
Total from investment operations	0.43	0.83	0.22	0.52	0.50
Less distributions (note 10):
Dividends from net investment income	(0.33)	(0.36)	(0.39)	(0.39)	(0.44)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.33)	(0.36)	(0.39)	(0.39)	(0.44)
Net asset value, end of period	$11.76	$11.66	$11.19	$11.36	$11.23
Total return	3.69%	7.55%	1.89%	4.65%	4.64%
Ratios/supplemental data
Net assets, end of period (in millions)	$39	$30	$28	$33	$30
Ratio of expenses to average net assets	0.59%	0.54%	0.54%	0.54%	0.55%
Ratio of net investment income to average
net assets	2.77%	3.17%	3.38%	3.39%	4.00%
Portfolio turnover rate	9%	20%	7%	13%	10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were

Ratio of expenses to average net assets	0.59%	0.54%	0.54%	0.54%	0.54%

(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

34 | Hawaiian Tax-Free Trust

Additional Information (unaudited)

Trustees
and Officers(1) (2)
Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Trust and	Principal	Complex(5)	Other Directorships
Address(3)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(4)	During Past 5 Years(3)	by Trustee(4)	During Past 5 Years

Interested Trustee(5)

Diana P. Herrmann New York, NY (1958)	Vice Chair of the Board of Trustees since 2003, President since 1998 and Trustee since 2004
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder and Sponsor of the Aquila Group of Funds(7) and parent of Aquila Investment Management LLC, Administrator, since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Administrator; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the U.S. mutual fund industry trade organization dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
		11	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009 and since 2010); Vice Chair and Trustee of Pacific Capital Funds of Cash Assets Trust (three Aquila money-market funds) 2004-2012

35 | Hawaiian Tax-Free Trust

Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Trust and	Principal	Complex(5)	Other Directorships
Address(3)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(4)	During Past 5 Years(3)	by Trustee(4)	During Past 5 Years

Non-interested Trustees

Theodore T. Mason Hastings-on-Hudson, NY (1935)	Chair of the Board of Trustees since 2004 and Trustee since 1984
Executive Director, East Wind Power Partners Ltd. since 1994 and Louisiana Power Partners, 1999-2003; Assistant Treasurer, Fort Schuyler Maritime Alumni Association, Inc., successor to Alumni Association of SUNY Maritime College, since 2010 (previously Treasurer, President, First Vice President, and Second Vice President) and director of the same organization since 1997; Director, STCM Management Company, Inc., 1973-2004; twice national officer of Association of the United States Navy (formerly Naval Reserve Association), Commanding Officer of four naval reserve units and Captain, USNR (Ret); Vice President and director, The Navy League of the United States New York Council since 2012 and director since 2002; trustee, The Maritime Industry Museum at Fort Schuyler, 2000-2004; and Fort Schuyler Maritime Foundation, Inc., successor to the Maritime College at Fort Schuyler Foundation, Inc., 2000-2012.
4
Trustee Emeritus, Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund since 2011; Trustee, 1987-2011 and 2009-2011, respectively; Trustee of Pacific Capital Funds of Cash Assets Trust (three Aquila money-market funds, consisting of Pacific Capital Cash Assets Trust (1984-2012), Pacific Capital Tax-Free Cash Assets Trust (1988-2012), and Pacific Capital U.S. Government Securities Cash Assets Trust (1988-2012)) and Chair of the Board of each, 2004-2012; formerly Trustee, Premier VIT

Stanley W. Hong Honolulu, HI (1936)	Trustee since 1992	President, Waste Management of Hawaii, Inc. and Corporate Vice President –Hawaii Area for Waste Management, Inc., 2001-2005; Trustee, The King William Charles Lunalilo Trust Estate since 2001; President and Chief Executive Officer, The Chamber of Commerce of Hawaii, 1996-2001; Regent, Chaminade University of Honolulu since 1991; Trustee, the Nature Conservancy of Hawaii since 1998; Trustee, Child and Family Service since 2005; Director, The East West Center Foundation since 2006 and St. Louis School since 2007; and a director of other corporate and community organizations.	1
Formerly director, First Insurance Co. of Hawaii, Ltd., Lanihau Properties, Ltd., Riggs Distributing Co.; formerly Trustee, Pacific Capital Funds®; Trustee of Pacific Capital Funds of Cash Assets Trust (three Aquila money market funds) 1993-2012

36 | Hawaiian Tax-Free Trust

			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Trust and	Principal	Complex(5)	Other Directorships
Address(3)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(4)	During Past 5 Years(3)	by Trustee(4)	During Past 5 Years

Richard L. Humphreys Kaneohe, HI (1943)	Trustee since 2009	President, Hawaii Receivables Management, LLC (a factoring company) since 2001; President, Lynk Payment Systems Hawaii, LLC (credit card processing) since 2002. Formerly Chairman, Bank of America, Hawaii; President, Hawaiian Trust Co.; President, First Federal S&L; and, E.V.P., Bank of Hawaii.	1
Board of Directors, Bishop Museum; Board of Directors, Friends of the Cancer Research Center; Board of Directors, The Castle Group, Inc.; formerly Trustee, Pacific Capital Funds®; Trustee of Pacific Capital Funds of Cash Assets Trust (three Aquila money-market funds) 2009-2012

Bert A. Kobayashi, Jr. Honolulu, HI (1970)	Trustee since 2009	Managing Partner, BlackSand Capital, LLC (private equity real estate investment company) since 2010; Partner, Kobayashi Group, LLC (a group of companies primarily engaged in real estate enterprises) since 2001; Managing Director, KG Holdings, LLC (real estate investment) since 2009; Vice President, Nikken Holdings, LLC (real estate investment) from 2003 to 2010; interested in a number of other real estate companies in Hawaii.	1	Hawaiian Electric Company, Inc.; Trustee of Pacific Capital Funds of Cash Assets Trust (three Aquila money-market funds) 2009-2012

Glenn P. O’Flaherty Denver, CO (1958)	Trustee since 2009	Chief Financial Officer and Chief Operating Officer of Lizard Investors, LLC, 2008; Co-Founder, Chief Financial Officer and Chief Compliance Officer of Three Peaks Capital Management, LLC, 2003-2005; Vice President – Investment Accounting, Global Trading and Trade Operations, Janus Capital Corporation, and Chief Financial Officer and Treasurer, Janus Funds, 1991-2002.	3	Trustee of Pacific Capital Funds of Cash Assets Trust (three Aquila money-market funds) 2009-2012

37 | Hawaiian Tax-Free Trust

Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Trust and	Principal	Complex(5)	Other Directorships
Address(3)	Length of	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	Service(4)	During Past 5 Years(3)	by Trustee(4)	During Past 5 Years

Russell K. Okata Honolulu, HI (1944)	Trustee since 1992	Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO 1981-2007; International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO 1981-2007; Hawaii Democratic Party National Committeeman; member, State of Hawaii Long-term Care Commission; director of various civic and charitable organizations.	5
Hawaii Client Services (part of Hawaii Dental Services Group); formerly Trustee and Chairman, Pacific Capital Funds®; past Chair of the Royal State Group (insurance); Trustee of Pacific Capital Funds of Cash Assets Trust (three Aquila money-market funds) 1993-2012

38 | Hawaiian Tax-Free Trust

Positions
Held with
Name,	Trust and
Address(3)	Length of
and Year of Birth	Service(4)	Principal Occupation(s) During Past 5 Years(3)

Officers

Charles E.Childs, III New York, NY (1957)	Executive Vice President since 2003 and Secretary since 2011
Executive Vice President of all funds in the Aquila Group of Funds and the Administrator and the Administrator’s parent since 2003; Chief Operating Officer of the Administrator and the Administrator’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Administrator’s parent since 1987; Executive Vice President, Senior Vice President, Vice President or Assistant Vice President of the Aquila money-market funds, 1988-2012; Director of the Distributor since 2012.

Marie E. Aro Denver, CO (1955)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Vice President, 1993-1997; Senior Vice President, Aquila Three Peaks Opportunity Growth Fund since 2004; Senior Vice President, Tax-Free Trust of Arizona since 2010 and Vice President, 2004-2010; Senior Vice President, Aquila Three Peaks High Income Fund since 2006; Senior Vice President, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Aquila Narragansett Tax-Free Income Fund, Tax-Free Fund For Utah, Tax-Free Fund of Colorado and Tax-Free Trust of Oregon since 2010; Vice President, INVESCO Funds Group, 1998-2003.

Sherri Foster Lahaina, HI (1950)	Senior Vice President since 1993
Senior Vice President, Hawaiian Tax-Free Trust since 1993 and formerly Vice President or Assistant Vice President; Vice President 1997-2012 and formerly Assistant Vice President of the three Aquila money-market funds; Vice President, Aquila Three Peaks Opportunity Growth Fund since 2006; Registered Representative of the Distributor since 1985.

Paul G. O’Brien Charlotte, NC (1959)	Senior Vice President since 2010
Co-President, Aquila Distributors, Inc. since 2010, Managing Director, 2009-2010; Senior Vice President of Aquila Three Peaks High Income Fund, Aquila Three Peaks Opportunity Growth Fund, and each of the Aquila Municipal Bond Funds since 2010; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

Stephen J. Caridi New York, NY (1961)	Vice President since 1998
Vice President of the Distributor since 1995; Vice President, Hawaiian Tax-Free Trust since 1998; Senior Vice President, Aquila Narragansett Tax-Free Income Fund since 1998, Vice President 1996-1997; Senior Vice President, Tax-Free Fund of Colorado 2004-2009; Vice President, Aquila Three Peaks Opportunity Growth Fund since 2006.

39 | Hawaiian Tax-Free Trust

Positions
Held with
Name,	Trust and
Address(3)	Length of
and Year of Birth	Service(4)	Principal Occupation(s) During Past 5 Years(3)

Randall S. Fillmore New York, NY (1960)	Chief Compliance Officer since 2012
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Administrator and the Distributor since 2012; Managing Director, Fillmore & Associates, 2009-2012; Fund and Adviser Chief Compliance Officer (2002-2009), Senior Vice President - Broker Dealer Compliance (2004-2009), Schwab Funds Anti Money Laundering Officer and Identity Theft Prevention Officer (2004-2009), Vice President - Internal Audit (2000-2002), Charles Schwab Corporation; National Director, Information Systems Risk Management - Consulting Services (1999-2000), National Director, Investment Management Audit and Business Advisory Services (1992-1999), Senior Manager, Manager, Senior and Staff Roles (1983-1992), PricewaterhouseCoopers LLP.

Joseph P. DiMaggio New York, NY (1956)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.

Yolonda S. Reynolds New York, NY (1960)	Assistant Treasurer since 2010
Assistant Treasurer of each fund in the Aquila Group of Funds since 2010; Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIAA-CREF, 2007; Senior Fund Accountant, JP Morgan Chase, 2003-2006.

Lori A. Vindigni New York, NY (1966)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Administrator or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

____________________
(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.
(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and/or lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust’s investment adviser.
(3) The mailing address of each Trustee and officer is c/o Hawaiian Tax-Free Trust, 380 Madison Avenue, Suite 2300, NewYork, NY 10017.
(4) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.
(6) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator’s corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and former Trustee, Chairman and Chairman Emeritus of the Trust.
(7) The “Aquila Group of Funds” includes: Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund (Rhode Island) and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund, which is an equity fund; and Aquila Three Peaks High Income Fund, which is a high-income corporate bond fund.

40 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2012 and held for the six months ended March 31, 2013.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended March 31, 2013

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	0.26%	$1,000.00	$1,002.60	$4.09
Class C	(0.14)%	$1,000.00	$ 998.60	$8.07
Class Y	0.36%	$1,000.00	$1,003.60	$3.10

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.82%, 1.62% and 0.62% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

41 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended March 31, 2013

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.84	$4.13
Class C	5.00%	$1,000.00	$1,016.85	$8.15
Class Y	5.00%	$1,000.00	$1,021.84	$3.13

(1)
Expenses are equal to the annualized expense ratio of 0.82%, 1.62% and 0.62% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

42 | Hawaiian Tax-Free Trust

Additional Information (unaudited)

Basis for the Board of Trustees’ Approval of the Amended and Restated Investment Advisory Agreement

     At a telephonic meeting held on July 19, 2012, the Board of Trustees, including all of the non-interested Trustees, approved the Amended and Restated Investment Advisory Agreement for the Trust and recommended that the Trust’s shareholders approve the Amended and Restated Investment Advisory Agreement. The Board of Trustees ratified these actions at an in-person meeting held on October 26, 2012. The shareholders of the Trust approved the Amended and Restated Investment Advisory Agreement on October 27, 2012.

     In reaching its decision, the Board of Trustees requested and obtained such information as it deemed reasonably necessary to evaluate the Amended and Restated Investment Advisory Agreement. The Board of Trustees did not identify any single factor as the controlling factor in determining to approve the Amended and Restated Investment Advisory Agreement. The Board of Trustees considered, among other things, information presented in a report prepared by an independent consultant with respect to the Trust’s current and estimated fees, and total expenses of the Trust under the prior advisory agreement and the Amended and Restated Investment Advisory Agreement (the “Independent Consultant’s Report”), and information presented by the Adviser with respect to its current and pro forma profitability under the prior advisory agreement and the Amended and Restated Investment Advisory Agreement. The Board of Trustees also considered information received in connection with its determination on June 9, 2012 to continue the prior advisory agreement.

     The Board of Trustees considered, among other things, the following factors in approving the Amended and Restated Investment Advisory Agreement:

The nature, extent, and quality of the services provided by the Adviser.

     The Board of Trustees considered the nature, extent and quality of the services provided by the Adviser to the Trust, taking into account the information related to the Trust that is provided to the Trustees at each quarterly meeting. The Board of Trustees reviewed the terms of the Amended and Restated Invstment Advisory Agreement and considered that the Adviser would provide the same investment services under the Amended and Restated Investment Advisory Agreement as had been provided under the prior advisory agreement. The Board noted that the Adviser would, however, no longer be responsible for keeping the accounting records of the Trust, including the computation of net asset value per share and the dividends, which would be delegated to a third party.

     The Board of Trustees also reviewed the Adviser’s investment approach for the Trust and its research process. The Board of Trustees considered the Adviser’s reputation as a leading provider of portfolio management services in Hawaii and that, under the Adviser’s portfolio management, the Trust has provided stable, low-volatility investment returns to shareholders. The Board of Trustees considered the Adviser’s resources and the personnel who provide investment management services to the Trust. As discussed below, the Board of Trustees also considered the costs necessary to maintain those resources, including employment of the personnel who provide investment management services to the Trust.

     Based on these considerations, the Board of Trustees concluded that the nature, extent and quality of services that the Adviser would continue to provide to the Trust were satisfactory and consistent with the terms of the Amended and Restated Investment Advisory Agreement.

43 | Hawaiian Tax-Free Trust

The investment performance of the Trust and the Adviser.

     The Board of Trustees noted that the Adviser had overseen the investment program of the Trust since the Trust’s inception and considered the performance results of the Trust over various time periods versus a peer group of funds and the benchmark index. The Board of Trustees considered that, under the Adviser’s portfolio management, the Trust had provided stable, low-volatility investment returns to shareholders. The Board of Trustees considered that the Adviser would continue to manage the Trust’s portfolio in the same manner that it was managed under the prior advisory agreement and, as noted below, considered the Adviser’s costs in providing those services. The Board of Trustees considered that the investment performance of the Trust was satisfactory and supported approval of the Amended and Restated Investment Advisory Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Trust.

     The Board of Trustees considered that, based on information presented by the Adviser and in the Independent Consultant’s Report, the Adviser was not adequately compensated for its services under the prior advisory agreement in light of the nature and quality of the Adviser’s services to the Trust and the costs associated with providing those services. The Board of Trustees considered that, based on information presented in the Independent Consultant’s Report, the advisory fee payable under the Amended and Restated Investment Advisory Agreement was slightly above the median and average advisory fees paid by a peer group of single-state municipal funds, and below the median and average advisory fees paid by a peer group of national municipal funds. The Board of Trustees considered the breakpoints in the advisory fee schedule that reduced rates above certain asset levels. They also considered that, as of June 30, 2012, the net assets of the Trust were in excess of the first breakpoint in the advisory fee schedule. The Trustees noted that the advisory fee schedule under the prior advisory agreement did not include breakpoints. The Board of Trustees also considered the reduced fee payable to the Administrator for administration services under the Amended and Restated Administration Agreement.

     The Board of Trustees also considered that, based on information presented in the Independent Consultant’s Report, the estimated total expenses for the Trust, after giving effect to the Amended and Restated Investment Advisory Agreement and Amended and Restated Administration Agreement, would be below the median and average total expenses paid by a peer group of single-state municipal funds, despite the likely higher costs of operating in Hawaii as compared to most other states, and slightly above the median and slightly below the average total expenses paid by a peer group of national municipal funds. The Board of Trustees also compared the estimated total expenses for the Trust to the average total expense ratio of single-state municipal funds on a state by state basis and noted that the Trust’s estimated total expenses would put the Trust equal to four states currently tied for the tenth lowest state in median total expenses.

     The Board of Trustees also considered that, under the Amended and Restated Investment Advisory Agreement, the Adviser’s costs would decrease because it would no longer be responsible for the fund accounting expenses related to the Trust, including with respect to the daily pricing of securities.

44 | Hawaiian Tax-Free Trust

     In approving the Amended and Restated Investment Advisory Agreement, the Board of Trustees considered information the Adviser had provided regarding its estimated profitability with respect to the services provided by the Adviser to the Trust under the prior advisory agreement and noted that, based on such information, providing services to the Trust under the prior advisory agreement was not, and the Adviser did not expect that in the future would be, profitable to the Adviser. The Board of Trustees also considered information regarding the estimated profitability of the Adviser with respect to the advisory services provided by the Adviser to the Trust under the Amended and Restated Investment Advisory Agreement. The Board of Trustees concluded that the Adviser’s profitability on a pro forma basis with respect to the management of the Trust under the Amended and Restated Investment Advisory Agreement would not be unreasonable.

     Accordingly, the Board of Trustees concluded that the advisory fee payable by the Trust under the Amended and Restated Investment Advisory Agreement was reasonable in relation to the nature and quality of services provided.

The extent to which economies of scale would be realized as the Trust grows.

     In approving the Amended and Restated Investment Advisory Agreement, the Board of Trustees considered the economies of scale with respect to the management of the Trust, whether the Trust had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale under the Amended and Restated Investment Advisory Agreement. The Board of Trustees noted that the Amended and Restated Investment Advisory Agreement contains breakpoints that reduce the advisory fee rate payable by the Trust on assets above specified levels and that the net assets of the Trust as of June 30, 2012 were in excess of the assets required for the first breakpoint in the advisory fee schedule. The Board of Trustees considered that breakpoints were an effective way to share any economies of scale or other efficiencies with Trust shareholders as the Trust grows larger. The Board of Trustees concluded that economies of scale, if any, would be appropriately shared with the Trust.

Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust.

     In approving the Amended and Restated Investment Advisory Agreement, the Board of Trustees considered the other benefits to the Adviser from its relationship with the Trust, including reputational benefits derived from managing the Trust, a leading Hawaii municipal bond fund. The Board of Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between the Adviser and the Trust.

45 | Hawaiian Tax-Free Trust

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the “Trust”) was held on October 27, 2012. The holders of shares representing 77% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.	To elect Trustees.

Dollar Amount of Votes:
Trustee	For	Withheld
Diana P. Herrmann	$684,034,686	$ 6,911,932
Stanley W. Hong	$683,676,008	$ 7,270,610
Richard L. Humphreys	$681,926,990	$ 9,019,628
Bert A. Kobayashi, Jr.	$678,448,754	$12,497,864
Theodore T. Mason	$681,879,647	$ 9,066,971
Glenn P. O’Flaherty	$681,659,714	$ 9,286,904
Russell K. Okata	$673,180,942	$17,765,676

2.	To ratify the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm.

Dollar Amount of Votes:
For	Against	Abstain
$675,408,849	$1,832,891	$13,704,878

     A Special Meeting of Shareholders of Hawaiian Tax-Free Trust (the “Trust”) was held on October 27, 2012. The holders of shares representing 55% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.	To approve an Amended and Restated Investment Advisory Agreement:

Dollar Amount of Votes:
For	Against	Abstain
$432,971,567	$32,070,627	$27,454,697

2 A.	To approve elimination of the Trust’s fundamental policy relating to Permitted Trust Investments:

Dollar Amount of Votes:
For	Against	Abstain
$440,722,811	$20,960,299	$30,813,781

2 B.	To approve elimination of the Trust’s fundamental policy relating to investments in voting securites, other investment companies and certain other instruments:

Dollar Amount of Votes:
For	Against	Abstain
$439,572,919	$20,888,361	$32,035,611

46 | Hawaiian Tax-Free Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds. com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 months ended June 30, 2012, the Trust did not hold any portfolio securities for which the Trust was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2013, $22,348,433 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.7% of total dividends paid during fiscal 2013, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to February 15, 2013, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2012 calendar year.

47 | Hawaiian Tax-Free Trust

PRIVACY NOTICE (unaudited)

Hawaiian Tax-Free Trust

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Investment Management LLC
Aquila Distributors, Inc.

This Privacy Policy also has been adopted by Aquila Investment Management LLC and Aquila Distributors, Inc. and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

48 | Hawaiian Tax-Free Trust

Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Administrator
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Adviser
ASSET MANAGEMENT GROUP of
BANK of HAWAII
130 Merchant Street, Suite 370
Honolulu, Hawaii 96813

Board of Trustees
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Sherri Foster, Senior Vice President
Paul G. O’Brien, Senior Vice President
Stephen J. Caridi, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
     TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of March 31, 2013 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of  Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i) The Registrant's board of trustees has determined that Mr. Glenn O'Flaherty, a member of its audit committee, is an audit committee financial expert.  Mr. O'Flaherty is 'independent' as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $25,500 in 2012 and $23,500 in 2013.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,300 and $3,400 in 2012 and 2013, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee June 6, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer June 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee June 6, 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer June 6, 2013

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.